Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' equity
Schedule of changes in share capital

			Premiums
			related to share
Date	Nature of the transactions	Share capital	capital	Number of shares	Nominal value
Balance as of 31 December 2022		421,341	173,885,665	42,134,169	0.01
August 30, 2023	August 2023 Share Issuance	96,186	30,491,082	9,618,638	0.01
August 30, 2023	Transaction costs related to the capital increase	—	(2,510,855)	—	—
December 8, 2023	Vesting of bonus shares	3,630	(3,630)	363,000	0.01
Balance as of 31 December 2023		521,158	201,862,263	52,115,807	0.01
March 25, 2024	AGA 2021 2021-BIS	3,614	(3,614)	361,381	0.01
October 17, 2024	Structured Financing (T1 New Shares and T1 BSAs)	346,005	38,422,366	34,600,507	0.01
December 16, 2024	AGA 2023-2	7,126	(7,126)	712,632	0.01
December 19, 2024	Structured Financing (T1 bis Shares and T1 bis BSAs) financing	78,721	8,885,708	7,872,064	0.01
Balance as of December 31, 2024		956,624	249,159,597	95,662,391	0.01
April 28, 2025	Structured Financing (Exercise of T1 warrants)	10,000	1,340,000	1,000,000	0.01
May 7, 2025	Structured Financing (T2 New Shares)	424,889	127,595,233	42,488,883	0.01
October 9, 2025	Structured Financing (Exercise of T1 warrants)	68,000	9,112,000	6,800,000	0.01
November 5, 2025	Structured Financing (Exercise of T1 and T1bis warrants)	3,210	430,182	321,031	0.01
November 18, 2025	Public offering (American Depositary Shares)	448,052	138,925,018	44,805,193	0.01
December 11, 2025	Structured Financing (Exercise of T1 warrants)	12,517	1,677,310	1,251,724	0.01
December 15, 2025	AGA 2024-1, AGA- 2024-2 and AGA 2024-3	9,078	(9,078)	907,756	0.01
Balance as of December 31, 2025		1,932,370	528,230,262	193,236,978	0.01

BSPCE Share Warrants
Shareholders' equity
Schedule of main characteristics of share-based payment plan

	BSPCE 2021
Decision of issuance by the Board of Directors	04/16/2021
Grant date	04/16/2021
Beneficiary	Executive Directors (Frederic Cren and Pierre Broqua)
Number of BSPCE granted	600,000
Expiration date	03/31/2034
Number of shares per BSPCE	1
Subscription price (€)	0
Exercise price (€)	11.74
Performance condition	Partially	(1)
Valuation method used	Monte Carlo
Fair value at grant date (€)	[5.4 – 5.7]	(1)
Expected volatility	64%
Average life (years)	5
Risk-free rate	0.60%
Expected dividends	—

(1)The fair value at grant date is different depending on whether the BSPCEs are subject to market performance conditions.

BSA Share warrant
Shareholders' equity
Schedule of main characteristics of share-based payment plan

	BSA 2017	BSA 2018-1	BSA 2019	BSA 2019 Bis	BSA 2019 ter	BSA 2021	BSA 2023-1	BSA 2023-2
Decision of issuance by the Board of Directors	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021	05/25/2023	12/15/2023
Grant date	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021	05/25/2023	12/15/2023
Beneficiary	Directors	Service providers	Service providers	Service providers	Service providers	Service providers	Service providers	Service providers
Vesting period (year)	3 tranches: 1 year, 2 years and 3 years	between 1 and 3 years	1	1	between 1 and 3 years	3	2.9 years	2.3 years
Expiration date	05/29/2027	12/14/2028	06/28/2029	03/09/2030	03/09/2030	03/31/2034	03/31/2036	03/31/2036
Number of BSA granted	195,000	126,000	10,000	10,000	36,000	50,000	10,000	20,000
Number of shares per BSA	1	1	1	1	1	1	1	1
Subscription premium price per share (€)	0.534	0.48	0.18	0.29	0.29	2.45	0.20	0.31
Exercise price per share (€)	6.675	6.067	2.20	3.68	3.68	11.74	2.51	3.91
Performance condition	No	No	No	No	No	Yes	No	No
Valuation method	Black and Scholes	Black and Scholes	Black and Scholes	Black and Scholes	Black and Scholes	Monte Carlo	Black and Scholes	Black and Scholes
Fair value per BSA at grant date (€)	2.47	1.98	0.48	0.90	0.90	[3.0 – 3.2] (1)	1.89	2.67
Expected volatility	40%	40%	40%	40%	40%	64%	65%	62%
Average life (years)	6	6	5.5	6	6	5	6.5	6.2
Risk free rate	0.22%	0.30%	0.33%	0.0%	0.0%	0.60%	2.96%	2.65%
Expected dividends	—	—	—	—	—	—	—	—

(1)The fair value at grant date is different depending on whether the BSAs are subject to market performance conditions.

BSPCE and BSA Share Warrants
Shareholders' equity
Schedule of movements in BSPCE and BSA share warrants and AGA

	Decision of
	issuance
	by the		Exercise	Outstanding				Outstanding	Number of
	Board of		price	at Jan 1,			Forfeited /	at December 31,	exercisable
Type	Directors	Grant Date	(in euros)	2025	Issued	Exercised	Lapsed	2025	shares
BSPCE - Plan 2021	04/16/2021	04/16/2021	11.74	430,000	—	—	—	430,000	430,000
TOTAL BSPCE share warrants				430,000	—	—	—	430,000	430,000
BSA - Plan 2017	05/29/2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	04/16/2021	11.74	14,333	—	—	—	14,333	14,333
BSA 2023	05/25/2023	05/25/2023	2.51	10,000	—	—	—	10,000	—
BSA 2023 - 2	12/15/2023	12/15/2023	3.91	20,000	—	—	—	20,000	—
TOTAL BSA share warrants				346,333	—	—	—	346,333	316,333
Total share warrants				776,333	—	—	—	776,333	746,333

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at December 31,	exercisable
Type	Grant Date	(in euros)	2024	Issued	Exercised	Lapsed	2024	shares
BSPCE - Plan 2013	12/13/2013	0.59	—	—	—	—	—	—
BSPCE - Plan 2021	04/16/2021	11.74	430,000	—	—	—	430,000	430,000
TOTAL BSPCE share warrants			430,000	—	—	—	430,000	430,000
BSA - Plan 2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	2.2	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	11.74	14,333	—	—	—	14,333	14,333
BSA 2023	05/25/2023	2.51	10,000	—	—	—	10,000	—
BSA 2023 - 2	12/15/2023	3.91	20,000	—	—	—	20,000	—
TOTAL BSA share warrants			346,333	—	—	—	346,333	316,333
Total share warrants			776,333	—	—	—	776,333	746,333

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at December 31,	exercisable
Type	Grant Date	(in euros)	2023	Issued	Exercised	Lapsed	2023	shares
BSPCE - Plan 2013	12/13/2013	0.59	8,800	—	—	(8,800)	—	—
BSPCE - Plan 2021	04/16/2021	11.74	480,000	—	—	(50,000)	430,000	430,000
TOTAL BSPCE share warrants			488,800	—	—	(58,800)	430,000	430,000
BSA - Plan 2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	11.74	16,000	—	—	(1,667)	14,333	—
BSA 2023	05/25/2023	2.51	—	10,000	—	—	10,000	—
BSA 2023 - 2	12/15/2023	3.91	—	20,000	—	—	20,000	—
TOTAL BSA share warrants			318,000	30,000	—	(1,667)	346,333	302,000
Total share warrants			806,800	30,000	—	(60,467)	776,333	732,000

Bonus share award plans (AGA)
Shareholders' equity
Schedule of main characteristics of share-based payment plan

									AGA 2024-1		AGA 2024-2		AGA 2024-3		AGA 2024-4
	AGA 2021		AGA 2021-bis		AGA 2023-1		AGA 2023-2		(Tr1 - Tr2 - Tr3)		(Tr1 - Tr2 - Tr3)		(Tr1 - Tr2 - Tr3)		(Tr1 - Tr2 - Tr3)
Decision of issuance by the Board of Directors	04/16/2021		12/08/2021		05/25/2023		12/15/2023		12/13/2024		12/13/2024		12/13/2024		12/13/2024
Grant date	04/16/2021		12/08/2021		05/25/2023		12/15/2023		01/06/2025		01/06/2025		01/06/2025		01/17/2025
Beneficiary	Employees		Employees		Executive Director (Pierre Broqua & Frédéric Cren)		Employees		Frédéric Cren		Pierre Broqua		Employees		Employees
	3		3		4		1		3		3		3		3
Holding period (year)	—		—		4		1		1		1		1		1
Service condition	Yes		Yes		Yes		Yes		Yes		Yes		Yes		Yes
Performance condition	Partially	(1)	Partially	(1)	Yes		No		Yes		Yes		Yes		Yes
Number of AGA granted	466,000		123,000		600,000	(2)	760,000		800,000		800,000		1,577,000		113,000
Number of shares per AGA	1		1		1		1		1		1		1		1
Valuation method used	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)
Fair value per AGA at grant date	[9.8 – 11.3]	(1)	[11.4 – 12.2]	(1)	2.60		3.90		2.30		2.30		2.30		2.30
Expected volatility	64%		64%		N/A		N/A		N/A		N/A		N/A		N/A
Average life (years)	3		2.3		N/A		N/A		N/A		N/A		N/A		N/A
Risk-free rate	0.60%		0.60%		N/A		N/A		N/A		N/A		N/A		N/A
Expected dividends	—		—		—		—		—		—		—		—
Stock price reference	N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Non-transferable discount	N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A

	AGA 2025-1		AGA 2025-1	AGA 2025-2	AGA 2025-3	AGA 2025-4	AGA 2025-5
	(Tr1 - Tr2 - Tr3)		(Tr4)	(Tr1 - Tr2 - Tr3)	(Tr1 - Tr2 - Tr3)	(Tr1 - Tr2 - Tr3)	(Tr1 - Tr2 - Tr3)
Decision of issuance by the Board of Directors	09/30/2025		09/30/2025	09/26/2025	09/26/2025	12/15/2025	12/15/2025
Grant date	09/30/2025		09/30/2025	09/26/2025	09/26/2025	12/15/2025	12/15/2025
Beneficiary	Frédéric Cren		Frédéric Cren	Employees	Employees	Employees	Employees
	[1 – 3]		[1 – 3]	3	3	3	3
Holding period (year)	[0 – 1]		[0 – 1]	—	—	—	—
Service condition	Yes		Yes	Yes	Yes	Yes	Yes
Performance condition	Partially	(1)	Yes	No	No	No	No
Number of AGA granted	3,065,366		3,093,333	2,370,500	38,000	68,000	500,000
Number of shares per AGA	1		1	1	1	1	1
Valuation method used	Share price		Dual (1)	Share price	Share price	Share price	Share price
Fair value per AGA at grant date	[3.67 – 4.92]		[3.61 – 4.76]	4.95	4.95	3.79	3.79
Expected volatility	N/A		54.9%	N/A	N/A	N/A	N/A
Average life (years)	N/A		1.5	N/A	N/A	N/A	N/A
Risk-free rate	N/A		2.0%	N/A	N/A	N/A	N/A
Expected dividends	—		—	—	—	—	—
Stock price reference	N/A		N/A	N/A	N/A	N/A	N/A
Non-transferable discount	N/A		N/A	N/A	N/A	N/A	N/A
(1)	AGA 2025-1 plan is partially composed of AGAs subject to market performance condition (Tranche 2, Tranche 3 and Tranche 4). AGAs 2025-1 (Tranche 1), AGAs 2025-2 and AGAs 2025-3 are not subject to market performance condition. Accordingly, AGAs not subject to market performance conditions are valued on the basis of the share price less future dividends, discounted at the risk-free rate. AGAs subject to market performance conditions are valued using the Monte Carlo approach. The fair value at the grant date is different depending on whether the AGAs are subject to market performance conditions.
(2)

At the Board of Directors’ meeting held on March 25, 2024, it was decided to grant Frédéric Cren 300,000 performance shares (AGA 2023 - 1) in place of his 300,000 performance units (PAGUP 2023) (see note 12.5 - Performance units plans).

Schedule of movements in BSPCE and BSA share warrants and AGA

	Decision of
	issuance
	by the		Fair value	Outstanding				Outstanding
	Board of		at grant date	at Jan 1,			Forfeited /	at December 31,
Type	Directors	Grant Date	(in euros)	2025	Granted	Vested	Lapsed	2025
AGA 2023-1	05/25/2023	05/25/2023	2.60	525,000	—	—	(139,294)	385,706
AGA 2024-1 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	—	800,000	(266,667)	(256,483)	276,850
AGA 2024-2 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	—	800,000	(145,388)	(541,433)	113,179
AGA 2024-3 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	—	1,577,000	(495,701)	(106,256)	975,043
AGA 2024-4 (Tr1 - Tr2 - Tr3)	12/13/2024	01/17/2025	2.30	—	113,000	—	—	113,000
AGA 2025-1 (Tr1 - Tr2 - Tr3)	09/30/2025	09/30/2025	3.67 - 4.92	—	3,065,366	—	(1,476,703)	1,588,663
AGA 2025-1 (Tr4)	09/30/2025	09/30/2025	3.61 - 4.76	—	3,093,333	—	(2,463,263)	630,070
AGA 2025-2	09/26/2025	09/26/2025	4.95	—	2,370,500	—	(72,500)	2,298,000
AGA 2025-3	09/26/2025	09/26/2025	4.95	—	38,000	—	(38,000)	—
AGA 2025-4	12/15/2025	12/15/2025	3.79	—	68,000	—	—	68,000
AGA 2025-5	12/15/2025	12/15/2025	3.79	—	500,000	—	—	500,000
TOTAL free shares				525,000	12,425,199	(907,756)	(5,093,932)	6,948,511

		Fair value					Outstanding
		at grant	Outstanding				at
		date	at Jan 1,			Forfeited /	December 31,
Type	Grant Date	(in euros)	2024	Granted	Vested	Lapsed	2024
AGA - Plan 2021 - 1	04/16/2021	11.30	297,599	—	(296,166)	(1,433)	—
AGA - Plan 2021 - bis	12/08/2021	12.20	65,215	—	(65,215)	—	—
AGA 2023-1	05/25/2023	2.60	300,000	300,000	—	(75,000)	525,000
AGA 2023-2	12/15/2023	3.90	748,000	—	(712,632)	(35,368)	—
TOTAL free shares			1,410,814	300,000	(1,074,013)	(111,801)	525,000

		Fair value					Outstanding
		at grant	Outstanding				at
		date	at Jan 1,			Forfeited /	December 31,
Type	Grant Date	(in euros)	2023	Granted	Vested	Lapsed	2023
AGA - Plan 2021 - 1	04/16/2021	11.30	340,800	—	—	(43,201)	297,599
AGA - Plan 2021 - bis	12/08/2021	12.20	76,800	—	—	(11,585)	65,215
AGA 2022	12/08/2022	4.18	373,000	—	(363,000)	(10,000)	—
AGA 2023-1	05/25/2023	2.60	—	300,000	—	—	300,000
AGA 2023-2	12/15/2023	3.90	—	760,000	—	(12,000)	748,000
TOTAL free shares			790,600	1,060,000	(363,000)	(76,786)	1,410,814

PAGUP 2023
Shareholders' equity
Schedule of movements in BSPCE and BSA share warrants and AGA

		Reference	Outstanding				Outstanding	Number of
		price	at Jan 1,			Convert	at December 31,	exercisable
Type	Grant Date	(in euros)	2024	Issued	Exercised	AGA	2024	shares
PAGUP 2023	05/25/2023	2.60	300,000	—	—	(300,000)	—	—
TOTAL PAGUP			300,000	—	—	(300,000)	—	—

		Reference	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited	at December 31,	exercisable
Type	Grant Date	(in euros)	2023	Issued	Exercised	/ Lapsed	2023	shares
PAGUP 2023	05/25/2023	2.60	—	300,000	—	—	300,000	—
TOTAL PAGUP			—	300,000	—	—	300,000	—

Stock options
Shareholders' equity
Schedule of measurements for share options granted

	SO 2024-1	SO 2024-2	SO 2025-1	SO 2025-2	SO 2025-3
Decision of issuance by the Board of Directors	12/20/2024	12/20/2024	10/10/2025	12/02/2025	12/15/2025
Grant date	01/23/2025	01/23/2025	10/10/2025	12/04/2025	01/26/2026
Beneficiary	Mark Pruzanski	Employees	Employees	Andrew Obenshain	Employees
Vesting period (year)	3	3	3	3	3
Holding period (year)	1	1	1	1	1
Service condition	Yes	Yes	Yes	Yes	Yes
Performance condition	Yes	No	No	No	No
Number of SO granted	12,898,116	301,000	1,865,750	6,000,000	1,145,500
Number of shares per SO	1	1	1	1	1
Valuation method used	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes
Fair value per SO at grant date	1.1	1.1	1.77	1.78	N.D
Expected volatility	58.2%	58.2%	54.6%	56.2%	N/A
Average life (years)	3	3	3	3	N/A
Risk-free rate	2.6%	2.6%	2.6%	2.6%	N/A
Expected dividends	—	—	—	—	—
Stock price reference	€ 2.19	€ 2.19	€ 3.99	€ 3.53	N/A
Non-transferable discount	N/A	N/A	N/A	N/A	N/A

Schedule of stock option plans

	Decision of
	issuance		Fair value	Outstanding
	by the Board of		at grant	at Jan 1,			Forfeited	Outstanding at
Type	Directors	Grant Date	date (in euros)	2025	Issued	Exercised	/ Lapsed	December 31, 2025
SO 2024-1	12/20/2024	01/23/2025	1.10	—	12,898,116	—	—	12,898,116
SO 2024-2	12/20/2024	01/23/2025	1.10	—	301,000	—	(88,000)	213,000
SO 2025-1	10/10/2025	10/10/2025	1.77	—	1,865,750	—	—	1,865,750
SO 2025-2	12/02/2025	12/04/2025	1.78	—	6,000,000	—	—	6,000,000
SO 2025-3	12/15/2025	01/26/2026	N.D.	—	1,145,500	—	—	1,145,500
TOTAL Stock options				—	22,210,366	—	(88,000)	22,122,366